American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Small Cap Fund
February 28, 2021

Emerging Markets Small Cap - Schedule of Investments
FEBRUARY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.0%
Argentina — 1.2%
Globant SA(1)	506	108,648
Brazil — 10.2%
Arco Platform Ltd., Class A(1)	1,140	40,527
Banco Inter SA	9,394	260,337
Construtora Tenda SA	7,100	32,370
Equatorial Energia SA	13,900	49,854
Fleury SA	9,700	46,421
Locaweb Servicos de Internet SA	29,085	147,807
Magazine Luiza SA	14,408	62,474
Metalurgica Gerdau SA, Preference Shares	56,700	116,957
Randon SA Implementos e Participacoes, Preference Shares	47,500	110,524
TOTVS SA	7,700	42,964
Via Varejo SA(1)	11,300	24,095
		934,330
Chile — 0.8%
Geopark Ltd.	4,240	69,663
China — 13.7%
21Vianet Group, Inc., ADR(1)	2,628	95,764
China East Education Holdings Ltd.(2)	42,000	94,429
China Education Group Holdings Ltd.	44,000	81,568
China Lesso Group Holdings Ltd.	52,000	96,003
China Resources Cement Holdings Ltd.	32,000	38,120
China Yongda Automobiles Services Holdings Ltd.	69,500	101,756
CIFI Holdings Group Co. Ltd.	88,570	83,802
Country Garden Services Holdings Co. Ltd.	7,000	57,500
Estun Automation Co. Ltd., A Shares(1)	16,400	74,487
GDS Holdings Ltd., ADR(1)	1,238	126,474
Hainan Meilan International Airport Co. Ltd., H Shares(1)	12,000	51,502
Haitian International Holdings Ltd.	24,000	82,320
Li Ning Co. Ltd.	12,500	70,763
Minth Group Ltd.	30,000	131,612
Xinte Energy Co. Ltd., H Shares	23,200	61,953
		1,248,053
Greece — 1.6%
JUMBO SA	4,150	67,985
OPAP SA	5,867	78,970
		146,955
India — 17.2%
Bata India Ltd.	3,489	68,349
Berger Paints India Ltd.	5,729	52,827
Central Depository Services India Ltd.	14,893	126,072
Crompton Greaves Consumer Electricals Ltd.	32,077	167,699
IndiaMart InterMesh Ltd.	897	105,462
Indraprastha Gas Ltd.	12,980	87,761
JK Cement Ltd.	2,594	95,037
Jubilant Foodworks Ltd.	3,257	132,925
L&T Technology Services Ltd.	5,186	182,539
Larsen & Toubro Infotech Ltd.	3,570	174,598

Prestige Estates Projects Ltd.	41,424	167,339
Torrent Pharmaceuticals Ltd.	2,069	68,262
Varun Beverages Ltd.	3,319	47,008
Zydus Wellness Ltd.	3,365	87,635
		1,563,513
Indonesia — 4.7%
Ace Hardware Indonesia Tbk PT	590,000	63,108
Bank BTPN Syariah Tbk PT	331,100	95,214
Jasa Marga Persero Tbk PT	229,800	67,187
Semen Indonesia Persero Tbk PT	94,400	67,529
Tower Bersama Infrastructure Tbk PT	608,300	93,078
XL Axiata Tbk PT	267,900	41,314
		427,430
Malaysia — 3.8%
Carlsberg Brewery Malaysia Bhd	7,600	45,033
Inari Amertron Bhd	205,000	181,686
VS Industry Bhd	167,200	123,931
		350,650
Mexico — 3.4%
Cemex SAB de CV, ADR(1)	35,687	235,891
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(1)	1,560	72,478
		308,369
Peru — 1.1%
Intercorp Financial Services, Inc.(2)	2,917	101,803
Philippines — 1.8%
International Container Terminal Services, Inc.	29,600	73,266
Wilcon Depot, Inc.	243,500	90,053
		163,319
Russia — 2.8%
TCS Group Holding plc, GDR	3,236	169,271
Yandex NV, A Shares(1)	1,353	86,571
		255,842
Saudi Arabia — 1.2%
Leejam Sports Co. JSC(1)	5,580	105,060
South Africa — 1.5%
Capitec Bank Holdings Ltd.(1)	630	55,721
Clicks Group Ltd.	2,904	46,955
JSE Ltd.	4,300	33,848
		136,524
South Korea — 14.5%
Chunbo Co. Ltd.	272	38,634
CJ Logistics Corp.(1)	688	100,381
Cosmax, Inc.(1)	656	60,998
Doosan Bobcat, Inc.(1)	2,736	78,584
Ecopro BM Co. Ltd.	759	109,211
GS Retail Co. Ltd.	1,882	60,623
Han Kuk Carbon Co. Ltd.(1)	11,027	114,874
Hite Jinro Co. Ltd.(1)	1,290	39,234
Iljin Materials Co. Ltd.(1)	2,577	161,152
Innocean Worldwide, Inc.	1,634	89,814
Koh Young Technology, Inc.(1)	657	60,403
LG Innotek Co. Ltd.	737	130,105
LG Uplus Corp.	3,169	33,233
Mando Corp.(1)	2,926	162,450

Studio Dragon Corp.(1)	1,012	86,393
		1,326,089
Taiwan — 17.4%
Accton Technology Corp.	10,000	94,220
Airtac International Group	4,000	139,646
Alchip Technologies Ltd.	8,000	255,604
Asia Cement Corp.	26,000	39,804
ASPEED Technology, Inc.	1,000	63,131
Chailease Holding Co. Ltd.	34,717	214,641
ITEQ Corp.	14,000	72,336
Merida Industry Co. Ltd.	5,000	51,268
Powertech Technology, Inc.	32,000	114,812
Realtek Semiconductor Corp.	12,000	198,969
Sercomm Corp.	22,000	57,550
Taiwan Union Technology Corp.	15,000	63,695
Vanguard International Semiconductor Corp.	36,000	150,475
Win Semiconductors Corp.	5,000	68,563
		1,584,714
Thailand — 2.4%
Muangthai Capital PCL(1)	30,000	63,811
Sri Trang Gloves Thailand PCL	43,800	55,675
Srisawad Corp. PCL	46,560	95,842
		215,328
Turkey — 0.7%
Sok Marketler Ticaret AS(1)	44,768	67,943
TOTAL COMMON STOCKS (Cost $6,437,461)		9,114,233
WARRANTS†
Thailand†
Srisawad Corp. PCL(1) (Cost $—)	2,022	986
TEMPORARY CASH INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $122,542)	122,542	122,542
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $6,560,003)		9,237,761
OTHER ASSETS AND LIABILITIES — (1.4)%		(123,427)
TOTAL NET ASSETS — 100.0%		$9,114,334

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	27.4%
Consumer Discretionary	17.9%
Industrials	16.0%
Financials	13.6%
Materials	8.6%
Consumer Staples	5.0%
Communication Services	4.7%
Real Estate	2.7%
Health Care	1.8%
Utilities	1.5%
Energy	0.8%
Cash and Equivalents*	—
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $159,857. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $166,298, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	108,648	—	—
Brazil	40,527	893,803	—
Chile	69,663	—	—
China	222,238	1,025,815	—
Mexico	308,369	—	—
Peru	101,803	—	—
Russia	86,571	169,271	—
Other Countries	—	6,087,525	—
Warrants	—	986	—
Temporary Cash Investments	122,542	—	—
	1,060,361	8,177,400	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.